Securities Act File No. 33-5270
Investment Company Act File No. 811-4653

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 32	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 31	[X]
(Check appropriate box or boxes)

The American Funds Tax-Exempt Series I

(Exact Name of Registrant as Specified in Charter)

1101 Vermont Avenue, N.W.

Washington, D.C. 20005

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (202) 842-5665

Jeffrey L. Steele	Copies to:
Washington Management Corporation	Robert W. Helm, Esq.
1101 Vermont Avenue, N.W.	Dechert LLP
Washington, D.C. 20005	1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, D.C. 20006
(Counsel for the Registrant)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X]	on October 1, 2009 pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


[Logo - American Funds/(R)/]                   The right choice for the long term/(R)/

The American Funds
Tax-Exempt Series I
The Tax-Exempt Fund of Maryland/(R)/
The Tax-Exempt Fund of Virginia/(R)/

                                                  TICKER
                              -------------------------------------------------

                              CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
THE TAX-EXEMPT FUND OF         TMMDX    TEMBX    TEMCX     TMDFX       TMMFX
MARYLAND ...................
THE TAX-EXEMPT FUND OF         TFVAX    TEVBX    TEFCX     TEVFX       TEFFX
VIRGINIA ...................

The American Funds Tax-Exempt Series I (the "Trust") is a fully managed, diversified, open-end management investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the "Maryland Fund") and The Tax-Exempt
Fund of Virginia (the "Virginia Fund"). Except where the context indicates otherwise, references to the "fund" apply to each of these tax-exempt bond funds.

PROSPECTUS

October 1, 2009

TABLE OF CONTENTS

     Summary
 X     Tax-Exempt Fund of Maryland
 X     Tax-Exempt Fund of Virginia
 X   Investment objectives, strategies and risks
 X   Additional investment results
 X   Management and organization
 X   Purchase, exchange and sale of shares
 X   Sales charges
 X   Sales charge reductions
 X   Rollovers from retirement plans to IRAs
 X   Plans of distribution
 X   Other compensation to dealers
 X   Distributions and taxes
 X   Financial highlights

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.


The Tax-Exempt Fund of Maryland

Investment objectives

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and Maryland state income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on X of this prospectus and on X of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid from your investment)
                                                      SHARE CLASSES
                                                ------------------------------
                                                                     F-1 AND
                                                  A      B      C      F-2
------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on         3.75%   none   none    none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)           none    5.00%  1.00%   none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximumsales charge (load) imposed on          none    none   none    none
 reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                    none    none   none    none

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

                                                   SHARE CLASSES
                                        A       B       C      F-1       F-2
-------------------------------------------------------------------------------

 Management fees                        xx%     xx%     xx%     xx%       xx%
-------------------------------------------------------------------------------
 Distribution and/or service (12b-1)    xx      xx      xx      xx       none
 fees
-------------------------------------------------------------------------------
 Other expenses                         xx      xx      xx      xx        xx
-------------------------------------------------------------------------------
 Total annual fund operating            xx      xx      xx      xx        xx
 expenses

The American Funds Tax-Exempt Series I / Prospectus


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------

 A                                $ xx    $ xx      $ xx      $ xx
----------------------------------------------------------------------
 B                                  xx      xx        xx        xx
----------------------------------------------------------------------
 C                                  xx      xx        xx        xx
----------------------------------------------------------------------
 F-1                                xx      xx        xx        xx
----------------------------------------------------------------------
 F-2                                xx      xx        xx        xx
----------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                  xx      xx       xx        xx
---------------------------------------------------------------------
 C                                  xx      xx       xx        xx
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was xx%
of the average value of its portfolio.

                            The American Funds Tax-Exempt Series I / Prospectus

Principal investment strategies

The fund seeks to achieve its objectives under normal circumstances by investing
80% of its assets in, or deriving at least 80% of its income from, municipal bonds and, to a lesser extent, in lower quality debt securities issued by municipalities in Maryland and in municipal securities that are issued by jurisdictions outside the state, provided such securities are exempt from federal and Maryland taxation. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes. The fund is intended primarily for taxable residents of Maryland.

The fund will invest primarily in investment-grade debt securities rated Baa3 or
BBB- or better by Moody's Investors Service or Standard & Poor's Corporation (or
unrated but determined to be of equivalent quality). The fund may also invest in lower quality, lower rated debt securities rated Ba1 and BB+ or below (or unrated but determined to be of equivalent quality).

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Because the fund invests in securities of issuers in the state of Maryland, the fund is more susceptible to factors adversely affecting issuers of the state's securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Maryland is affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, the state is dependent on certain economic sectors. Maryland's economy is based largely on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. To the extent there are changes to any of these sectors, the fund may be adversely impacted.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

The American Funds Tax-Exempt Series I / Prospectus


Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on pages X shows how the fund's average annual total returns for various periods compare with a broad measure of market performance.
This information provides some indication of the risks of investing in the fund.
Past results (before and after taxes) are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

[begin bar chart]
1999     -2.35
2000      8.19
2001      5.10
2002      8.31
2003      4.66
2004      3.93
2005      3.00
2006      3.95
2007      0.65
2008     -7.55
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            3.99%  (quarter ended September 30, 2002)
LOWEST            -1.74%  (quarter ended June 30, 2004)

The fund's total return for the six months ended June 30, 2009, was xx%.

                            The American Funds Tax-Exempt Series I / Prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes              8/14/86          -3.15%   2.44%    3.67%      5.36%
   - After taxes on distributions               -3.15    2.44     3.66        N/A
   - After taxes on distributions and sale of   -0.67    2.65     3.74        N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------

 B                               3/15/00      -4.94%   2.12%     3.88%
-------------------------------------------------------------------------
 C                               4/12/01      -1.13    2.38      3.24
-------------------------------------------------------------------------
 F-1                             6/15/01       0.56    3.12      3.84
-------------------------------------------------------------------------
 F-2                             8/01/08       x.xx     N/A      x.xx

 INDEXES/1/ (before taxes)         1 YEAR   5 YEARS   10 YEARS    LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital Municipal Bond    3.36%    4.30%      5.18%        6.88%
 Index
 Lipper Maryland Municipal Debt     0.84     3.06       4.00         5.68
 Funds Average
Class A annualized 30-day yield at July 31, 2009: xx%
(For current yield information, please call American FundsLine/(R)/ at 800/325-3590.)

1   The Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal
    Bond Index) reflects the market sectors in which the fund primarily invests.
    The Lipper Maryland Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page X of this prospectus for more information on the indexes listed above.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

The American Funds Tax-Exempt Series I / Prospectus


Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
--------------------------------------------------------------------------------

 BRENDA S. ELLERIN            15 years         Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
--------------------------------------------------------------------------------
 EDWARD B. NAHMIAS             5 years         Senior Vice President - Fixed
                                               Income,
                                               Capital Research Company
--------------------------------------------------------------------------------

Purchase and sale of fund shares

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
--------------------------------------------------------

 To establish an account                         $1,000
--------------------------------------------------------
 To add to an account                                50
--------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company at P.O. Box 6007, Indianapolis,
Indiana 46206-6007, telephoning (800/421-0180) or faxing (317/735-6636) American
Funds Service Company, or accessing our website (americanfunds.com).

                            The American Funds Tax-Exempt Series I / Prospectus

Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Moreover, interest on certain bonds may be subject to the federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from Maryland income tax will also be exempt from Maryland state and local income taxes. To the extent the fund's dividends are derived from interest on debt obligations not exempt from Maryland income tax, such dividends will be subject to Maryland state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

The American Funds Tax-Exempt Series I / Prospectus


The Tax-Exempt Fund of Virginia

Investment objectives

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and Virginia state income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on X of this prospectus and on X of the fund's statement of additional information.

SHAREHOLDER FEES
(fees paid from your investment)
                                                      SHARE CLASSES
                                                ------------------------------
                                                                     F-1 AND
                                                  A      B      C      F-2
------------------------------------------------------------------------------

 Maximum sales charge (load) imposed on         3.75%   none   none    none
 purchases (as a percentage of offering price)
------------------------------------------------------------------------------
 Maximum deferred sales charge (load)            none  5.00%  1.00%    none
 (as a percentage of the amount redeemed)
------------------------------------------------------------------------------
 Maximumsales charge (load) imposed on           none   none   none    none
 reinvested dividends
------------------------------------------------------------------------------
 Redemption or exchange fees                     none   none   none    none

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

                                                   SHARE CLASSES
                                        A       B       C      F-1       F-2
-------------------------------------------------------------------------------

 Management fees                        xx%     xx%     xx%     xx%       xx%
-------------------------------------------------------------------------------
 Distribution and/or service (12b-1)    xx      xx      xx      xx      none
 fees
-------------------------------------------------------------------------------
 Other expenses                         xx      xx      xx      xx        xx
-------------------------------------------------------------------------------
 Total annual fund operating            xx      xx      xx      xx        xx
 expenses

                            The American Funds Tax-Exempt Series I / Prospectus

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay the maximum initial or contingent deferred sales charge, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 SHARE CLASSES                   1 YEAR  3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------

 A                                $ xx    $ xx      $ xx      $ xx
----------------------------------------------------------------------
 B                                  xx      xx        xx        xx
----------------------------------------------------------------------
 C                                  xx      xx        xx        xx
----------------------------------------------------------------------
 F-1                                xx      xx        xx        xx
----------------------------------------------------------------------
 F-2                                xx      xx        xx        xx
----------------------------------------------------------------------

For the share classes listed below, you would pay the following if you did not redeem your shares:

 SHARE CLASSES                   1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 B                                  xx      xx       xx        xx
---------------------------------------------------------------------
 C                                  xx      xx       xx        xx
---------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was xx%
of the average value of its portfolio.

The American Funds Tax-Exempt Series I / Prospectus


Principal investment strategies

The fund seeks to achieve its objectives under normal circumstances by investing
80% of its assets in, or deriving at least 80% of its income from, municipal bonds and, to a lesser extent, in lower quality debt securities issued by municipalities in Virginia and in municipal securities that are issued by jurisdictions outside the state, provided such securities are exempt from federal and Virginia taxation. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes. The fund is intended primarily for taxable residents of Virginia.

The fund will invest primarily in investment-grade debt securities rated Baa3 or
BBB- or better by Moody's Investors Service or Standard & Poor's Corporation (or
unrated but determined to be of equivalent quality). The fund may also invest in lower quality, lower rated debt securities rated Ba1 and BB+ or below (or unrated but determined to be of equivalent quality).

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Because the fund invests in securities of issuers in the state of Virginia, the fund is more susceptible to factors adversely affecting issuers of the state's securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Virginia is affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, the state is dependent on certain economic sectors. Virginia's economy is most dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the fund may be adversely impacted.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

                                       10

                            The American Funds Tax-Exempt Series I / Prospectus

Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on pages X shows how the fund's average annual total returns for various periods compare with a broad measure of market performance.
This information provides some indication of the risks of investing in the fund.
Past results (before and after taxes) are not predictive of future results.
Updated information on the fund's results can be obtained by visiting
americanfunds.com.

[begin bar chart]
1999     -2.53
2000     10.05
2001      4.52
2002      8.92
2003      4.18
2004      3.04
2005      2.31
2006      3.99
2007      1.80
2008     -3.78
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST            4.34%  (quarter ended September 30, 2002)
LOWEST            -2.33%  (quarter ended June 30, 2004)

The fund's total return for the six months ended June 30, 2009, was xx%.

                                       11

The American Funds Tax-Exempt Series I / Prospectus


 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITH MAXIMUM SALES CHARGE):
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes              8/14/86          -2.05%   2.28%    3.74%      5.52%
   - After taxes on distributions               -2.05    2.28     3.71        N/A
   - After taxes on distributions and sale of    0.00    2.47     3.77        N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------

 B                               3/15/00      -3.86%   1.94%     4.00%
-------------------------------------------------------------------------
 C                               4/18/01       0.00    2.21      3.20
-------------------------------------------------------------------------
 F-1                             4/04/01       1.72    2.95      3.71
-------------------------------------------------------------------------
 F-2                             8/01/08       x.xx     N/A      x.xx

 INDEXES/1/ (before taxes)             1 YEAR  5 YEARS  10 YEARS   LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital Municipal Bond       3.36%    4.30%    5.18%        6.88%
 Index
 Lipper Virginia Municipal Debt Funds  0.53     3.29     4.10         5.74
 Average
Class A annualized 30-day yield at July 31, 2009: xx%
(For current yield information, please call American FundsLine at 800/325-3590.)

1   The Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal
    Bond Index) reflects the market sectors in which the fund primarily invests.
    The Lipper Virginia Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund. See page X of this prospectus for more information on the indexes listed above.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

                                       12

                            The American Funds Tax-Exempt Series I / Prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the fund, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the fund are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
--------------------------------------------------------------------------------

 BRENDA S. ELLERIN            15 years         Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company
--------------------------------------------------------------------------------
 EDWARD B. NAHMIAS             5 years         Senior Vice President - Fixed
                                               Income,
                                               Capital Research Company
--------------------------------------------------------------------------------

Purchase and sale of fund shares

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
--------------------------------------------------------

 To establish an account                         $1,000
--------------------------------------------------------
 To add to an account                                50
--------------------------------------------------------

You may sell (redeem) shares through your dealer or financial adviser, by writing to American Funds Service Company at P.O. Box 6007, Indianapolis,
Indiana 46206-6007, telephoning (800/421-0180) or faxing (317/735-6636) American
Funds Service Company, or accessing our website (americanfunds.com).

                                       13

The American Funds Tax-Exempt Series I / Prospectus


Tax information

Fund distributions of interest on municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. Moreover, interest on certain bonds may be subject to the federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from Virginia income tax will also be exempt from Virginia state and local income taxes. To the extent the fund's dividends are derived from interest on debt obligations not exempt from Virginia income tax, such dividends will be subject to Virginia state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       14

                            The American Funds Tax-Exempt Series I / Prospectus

Investment objectives, strategies and risks

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and the respective state's (Maryland or Virginia) income taxes. Its secondary objective is preservation of capital.
The fund seeks to achieve these objectives under normal circumstances by investing 80% of its assets in, or deriving at least 80% of its income from, municipal bonds and, to a lesser extent, in lower quality debt securities issued by municipalities in the respective state (Maryland or Virginia) and in municipal securities that are issued by jurisdictions outside the respective state, provided such securities are exempt from federal and Maryland/Virginia taxation. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.
The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes.

Because the fund invests in securities of issuers in the state of Maryland or
Virginia, the fund is more susceptible to factors adversely affecting issuers of such state's securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland's economy is based largely on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia's economy is most dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the fund may be adversely impacted. More detailed information about the fund's risks is contained in the statement of additional information.

The fund will invest primarily in investment-grade debt securities rated Baa3 or
BBB- or better by Moody's Investors Service or Standard & Poor's Corporation (or
unrated but determined to be of equivalent quality). The fund may also invest in lower quality, lower rated debt securities rated Ba1 and BB+ or below (or unrated but determined to be of equivalent quality).

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

                                       15

The American Funds Tax-Exempt Series I / Prospectus


Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. There may be little trading in the secondary market for particular debt securities, which may make them more difficult to value or sell. Also, debt securities of certain sectors may from time to time have special risks. For example, the health care sector can be affected by federal and state regulation.

The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

The fund may also hold cash or money market instruments. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may hold a significant portion of its assets in such securities. A larger percentage of such holdings could moderate the fund's investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the fund's loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       16

                            The American Funds Tax-Exempt Series I / Prospectus

Additional investment results

Unlike the tables on pages X, the tables below reflect the fund's results calculated without sales charges.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):
 THE MARYLAND FUND
-------------------------------------------------------------------------------------
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes               8/14/86         0.65%    3.23%    4.07%      5.55%
   - After taxes on distributions               0.65     3.23     4.06        N/A
   - After taxes on distributions and sale of   1.85     3.34     4.10        N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------

 B                               3/15/00      -0.11%   2.47%     3.88%
-------------------------------------------------------------------------
 C                               4/12/01      -0.16    2.38      3.24
-------------------------------------------------------------------------
 F-1                             6/15/01       0.56    3.12      3.84
-------------------------------------------------------------------------
 F-2                             8/01/08       x.xx     N/A      x.xx

 INDEXES/1/ (before taxes)      1 YEAR    5 YEARS    10 YEARS     LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital Municipal     3.36%      4.30%      5.18%          6.88%
 Bond Index
 Lipper Maryland Municipal      0.84       3.06       4.00           5.68
 Debt Funds Average
Class A distribution rate at December 31, 2008: xx%
(For current distribution rate information, please call American FundsLine at 800/325-3590.)

1   The Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal
    Bond Index) reflects the market sectors in which the fund primarily invests.
    The Lipper Maryland Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

The investment results tables above and on pages X show how the fund's average annual total returns compare with various broad measures of market performance.
Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal Bond
Index) is a market-value-weighted index designed to represent the long-term tax-exempt bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. Lipper Maryland Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in Maryland. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                       17

The American Funds Tax-Exempt Series I / Prospectus


 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008 (WITHOUT SALES CHARGE):
 THE VIRGINIA FUND
-------------------------------------------------------------------------------------
 SHARE CLASS                INCEPTION DATE      1 YEAR  5 YEARS  10 YEARS   LIFETIME
-------------------------------------------------------------------------------------

 A - Before taxes               8/14/86         1.80%    3.06%    4.14%      5.71%
   - After taxes on distributions               1.80     3.06     4.11        N/A
   - After taxes on distributions and sale of   2.55     3.15     4.12        N/A
     fund shares

 SHARE CLASS (before taxes)   INCEPTION DATE  1 YEAR  5 YEARS   LIFETIME
-------------------------------------------------------------------------

 B                               3/15/00      1.03%    2.30%     4.00%
-------------------------------------------------------------------------
 C                               4/18/01      0.97     2.21      3.20
-------------------------------------------------------------------------
 F-1                             4/04/01      1.72     2.95      3.71
-------------------------------------------------------------------------
 F-2                             8/01/08      x.xx      N/A      x.xx

 INDEXES/1/ (before taxes)      1 YEAR    5 YEARS    10 YEARS     LIFETIME/2/
-------------------------------------------------------------------------------

 Barclays Capital Municipal     3.36%      4.30%      5.18%          6.88%
 Bond Index
 Lipper Virginia Municipal      0.53       3.29       4.10           5.74
 Debt Funds Average
Class A distribution rate at December 31, 2008: xx%
(For current distribution rate information, please call American FundsLine at 800/325-3590.)

1   The Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal
    Bond Index) reflects the market sectors in which the fund primarily invests.
    The Lipper Maryland Municipal Debt Funds Average includes the fund and other mutual funds that disclose investment objectives that are reasonably comparable to those of the fund.
2   Lifetime results for the index(es) shown are measured from the date Class A shares were first sold.

The investment results tables above and on pages X show how the fund's average annual total returns compare with various broad measures of market performance.
Barclays Capital Municipal Bond Index (formerly Lehman Brothers Municipal Bond
Index) is a market-value-weighted index designed to represent the long-term tax-exempt bond market. This index is unmanaged and includes reinvested dividends and/or distributions, but does not reflect sales charges, commissions, expenses or taxes. Lipper Virginia Municipal Debt Funds Average is composed of funds that limit their assets to those securities that provide income that is exempt from taxation in Virginia. The results of the underlying funds in the average include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                       18

                            The American Funds Tax-Exempt Series I / Prospectus

Management and organization

BUSINESS MANAGER

Washington Management Corporation, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund's contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is
a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at
333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center
Drive, Irvine, California 92618. Capital Research and Management Company manages the investment portfolio of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under "Fees and expenses of the fund."
As described more fully in the fund's statement of additional information, the management fee is based on the daily net assets of the fund and the fund's monthly gross investment income. A discussion regarding the basis for the approval of the fund's investment advisory agreement by the fund's board of trustees is contained in the fund's annual report to shareholders for the fiscal year ended July 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management

                                       19

The American Funds Tax-Exempt Series I / Prospectus


subsidiaries and affiliates providing such services. Approval by the funds'
shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and
Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the fund's portfolio transactions.
The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions. A more detailed description of the investment adviser's policies is included in the fund's statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. To reach this information, access the fund's detailed information page on the website. A link to the fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the fund is also contained in reports filed with the Securities and Exchange Commission.

A description of the fund's policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. In addition, Capital Research and
Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund's primary individual portfolio counselors.

                                       20

                            The American Funds Tax-Exempt Series I / Prospectus

                                                             ROLE IN
                       INVESTMENT              EXPERIENCE    MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE             IN THIS FUND   OF THE FUND
-------------------------------------------------------------------------------------

 BRENDA S. ELLERIN     Investment               15 years     Serves as a Maryland
                       professional for 19                   tax-exempt bond
                       years in total;                       portfolio counselor for
                       17 years with Capital                 The Tax-Exempt Fund of
                       Research and                          Maryland; serves as a
                       Management Company or                 Virginia tax-exempt
                       affiliate                             bond portfolio
                                                             counselor for The
                                                             Tax-Exempt Fund of
                                                             Virginia
-------------------------------------------------------------------------------------
 EDWARD B. NAHMIAS     Investment                5 years     Serves as a Maryland
                       professional for 19                   tax-exempt bond
                       years in total;                       portfolio counselor for
                       12 years with Capital                 The Tax-Exempt Fund of
                       Research and                          Maryland; serves as a
                       Management Company or                 Virginia tax-exempt
                       affiliate                             bond portfolio
                                                             counselor for The
                                                             Tax-Exempt Fund of
                                                             Virginia
-------------------------------------------------------------------------------------

Information regarding the portfolio counselors' compensation, their ownership of securities in the fund and other accounts they manage can be found in the statement of additional information.

                                       21

The American Funds Tax-Exempt Series I / Prospectus


Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the fund's transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

              [map of the United States]

INDIANA                            VIRGINIA
SERVICE CENTER                     SERVICE CENTER
American Funds                     American Funds
Service Company                    Service Company
P.O. Box 6007                      P.O. Box 2280
Indianapolis, Indiana              Norfolk, Virginia
46206-6007                         23501-2280
Fax: 317/735-6636                  Fax: 757/670-4761

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       22

                            The American Funds Tax-Exempt Series I / Prospectus

Choosing a share class

The fund offers different classes of shares through this prospectus. Shares of the fund are available through various investment programs or accounts. HOWEVER,
TAX-EXEMPT FUNDS SHOULD GENERALLY NOT SERVE AS INVESTMENTS FOR TAX-DEFERRED
RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund. Unless otherwise noted, references in this prospectus to Class F shares refer to both
F-1 and F-2 shares.

Class B shares will no longer be available for purchase. Any investment received by the fund that is intended for Class B shares will instead be invested in
Class A shares and subject to any applicable sales charges.

Shareholders with investments in Class B shares may continue to hold such shares until they convert to Class A shares. However, no additional investments will be accepted in Class B shares. Dividends and capital gain distributions may continue to be reinvested in Class B shares until their conversion dates. In addition, shareholders invested in Class B shares will be able to exchange those shares into other funds offering Class B shares until they convert.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF A
FUND, YOU SHOULD CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL
BE MADE IN CLASS A SHARES.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example,
  Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future; and

.. availability of share classes:

  -- Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares of the American Funds, including employer-sponsored retirement plans such as defined benefit plans, 401(k) plans, 457 plans, 403(b) plans, and money purchase pension and profit-sharing plans; and

  -- Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                                       23

The American Funds Tax-Exempt Series I / Prospectus


 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

 CLASS A SHARES
 Initial sales charge     up to 3.75% (reduced for purchases of $100,000 or
                          more and eliminated for purchases of $1 million or
                          more)
 Contingent deferred      none (except a charge of 1.00% applies to certain
 sales charge             redemptions made within one year following purchases
                          of $1 million or more made without an initial sales
                          charge)
 12b-1 fees               up to .25% annually
 Dividends                generally higher than other classes due to lower
                          annual expenses, but may be lower than F-1 shares,
                          depending on relative expenses, and lower than Class
                          F-2 shares due to higher 12b-1 fees
 Purchase maximum         none
 Conversion               none
 CLASS B SHARES
 Initial sales charge     none
 Contingent deferred      starts at 5.00%, declining to 0% six years after
 sales charge             purchase
 12b-1 fees               up to 1.00% annually
 Dividends                generally lower than Class A and F shares due to
                          higher 12b-1 fees and other expenses, but higher than
                          Class C shares due to lower other expenses
 Purchase maximum         Class B shares may not be purchased or acquired
                          except by exchange from Class B shares of other
                          American Funds
 Conversion               automatic conversion to Class A shares in the month
                          of the eight-year anniversary of the purchase date,
                          reducing future annual expenses
 CLASS C SHARES
 Initial sales charge     none
 Contingent deferred      1.00% if shares are sold within one year after
 sales charge             purchase
 12b-1 fees               up to 1.00% annually
 Dividends                generally lower than other classes due to higher
                          12b-1 fees and other expenses
 Purchase maximum         see the discussion regarding purchase minimums and
                          maximums in "Purchase and exchange of shares"
 Conversion               automatic conversion to Class F-1 shares in the month
                          of the 10-year anniversary of the purchase date,
                          reducing future annual expenses
 CLASS F-1 SHARES
 Initial sales charge     none
 Contingent deferred      none
 sales charge
 12b-1 fees               currently up to .25% annually (may not exceed .50%
                          annually)
 Dividends                generally higher than Class B and C shares due to
                          lower 12b-1 fees, and may be higher than Class A
                          shares, depending on relative expenses, and lower
                          than Class F-2 shares due to having 12b-1 fees
 Purchase maximum         none
 Conversion               none
 CLASS F-2 SHARES
 Initial sales charge     none
 Contingent deferred      none
 sales charge
 12b-1 fees               none
 Dividends                generally higher than other classes due to absence of
                          12b-1 fees
 Purchase maximum         none
 Conversion               none

                                       24

                            The American Funds Tax-Exempt Series I / Prospectus

Purchase, exchange and sale of shares

THE FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED
RETIREMENT PLANS AND ACCOUNTS. Each fund is intended primarily for taxable residents of its respective state and may not be appropriate for residents of other states and tax-exempt entities. Each fund is qualified for sale only in
Maryland, Virginia, Florida, Delaware and the District of Columbia.

THE FUND'S TRANSFER AGENT, ON BEHALF OF THE FUND AND AMERICAN FUNDS
DISTRIBUTORS,/(R)/ THE FUND'S DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN
CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR
BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE
THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO
CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY
LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. If no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of the American Funds Money Market Fund on the third business day after receipt of your investment.

If no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excluding exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares)
next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of the American Funds Money Market Fund on the third business day after receipt of your investment.

                                       25

The American Funds Tax-Exempt Series I / Prospectus


PURCHASE OF CLASS A AND C SHARES

You may generally open an account and purchase Class A and C shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" in this prospectus for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund's portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund, may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through

                                       26

                            The American Funds Tax-Exempt Series I / Prospectus

these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

In addition to the fund's broad ability to restrict potentially harmful trading as described above, the fund's board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from the fund will be precluded from investing in the fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
purchases and redemptions resulting from reallocations by American Funds Target
Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

                                       27

The American Funds Tax-Exempt Series I / Prospectus


NOTWITHSTANDING THE FUND'S SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE RIGHT OF THE FUNDS AND
AMERICAN FUNDS DISTRIBUTORS TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY
(INCLUDING THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED
OR TRIGGER A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF
ADDITIONAL INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE
COMPANY MAY ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN
FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

The purchase minimums described on the table on page X may be waived in certain cases. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $1,000 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $1,000 within five months of account establishment.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value). See "Sales charge reductions and waivers" in this prospectus and the statement of additional information for more information regarding sales charge discounts.

VALUING SHARES

The net asset value of each share class of the fund is the value of a single share. The fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

                                       28

                            The American Funds Tax-Exempt Series I / Prospectus

OTHER EXPENSES

The "Other expenses" items in the tables on pages 1 and 8 include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account.

Sales charges

CLASS A SHARES

The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.

                               SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------

 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

                                       29

The American Funds Tax-Exempt Series I / Prospectus


EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE
MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD
WITHIN ONE YEAR OF PURCHASE. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of your investment dealer's load-waived Class A share program with the American Funds;
  and

.. certain rollover investments from retirement plans to IRAs (see "Rollovers from retirement plans to IRAs" in this prospectus for more information).

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" in this prospectus).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies,
Inc. Please see the statement of additional information for more information.

CLASS B AND C SHARES

Class C shares are sold without any initial sales charge. American Funds
Distributors pays 1% of the amount invested to dealers who sell Class C shares.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on redemptions of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

                                       30

                            The American Funds Tax-Exempt Series I / Prospectus

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See
"Contingent deferred sales charge waivers" in this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" in this prospectus for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS F SHARES

Class F shares are sold without any initial or contingent deferred sales charge.

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR
FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU
PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR
ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A
REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE
OTHERWISE ENTITLED. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American
Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

IN ADDITION TO THE INFORMATION IN THIS PROSPECTUS, YOU MAY OBTAIN MORE
INFORMATION ABOUT SHARE CLASSES, SALES CHARGES AND SALES CHARGE REDUCTIONS AND
WAIVERS THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

                                       31

The American Funds Tax-Exempt Series I / Prospectus


REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your
"immediate family" (your spouse -- or equivalent if recognized under local law
-- and your children under the age of 21) may combine all of your American Funds investments to reduce your Class A sales charge. Certain investments in the
American Funds Target Date Retirement Series may also be combined for this purpose. Please see the American Funds Target Date Retirement Series prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s)
 and/or certain other accounts, such as:

 . trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account your accumulated holdings in all share classes of the
 American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings or
 (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

 If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your
 American Funds accounts.

                                       32

                            The American Funds Tax-Exempt Series I / Prospectus

 STATEMENT OF INTENTION

 You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market
 Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional
 Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

RIGHT OF REINVESTMENT

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares; if you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge.
Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided your request contains all information and legal documentation necessary to process the transaction. For purposes of this "right of reinvestment policy," automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. See the statement of additional information for further information on the operation of this policy with respect to required minimum distributions. You may not reinvest proceeds in the American
Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares" in this prospectus.
This paragraph does not apply to certain rollover

                                       33

The American Funds Tax-Exempt Series I / Prospectus


investments as described under "Rollovers from retirement plans to IRAs" in this prospectus.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for more information about waivers regarding these types of transactions):

  -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

  -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

                                       34

                            The American Funds Tax-Exempt Series I / Prospectus

Rollovers from retirement plans to IRAs

THE FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED
RETIREMENT PLANS AND ACCOUNTS.

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

  -- the assets being rolled over were invested in American Funds at the time of distribution; and

  -- the rolled over assets are contributed to an American Funds IRA with Capital
     Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in this prospectus and the statement of additional information.

Plans of distribution

The fund has plans of distribution or "12b-1 plans" for certain share classes, under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .25% for Class A shares, up to 1.00% for
Class B and C shares, and up to .50% for Class F-1 shares. For all share classes indicated above, up to .25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the fund" in this prospectus. Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment. The higher fees for
Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

                                       35

The American Funds Tax-Exempt Series I / Prospectus


Other compensation to dealers

American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2008, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds.
Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 100 firms to facilitate educating financial advisers and shareholders about the
American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisers may have financial incentives for recommending a particular mutual fund over other mutual funds. You should consult with your financial adviser and review carefully any disclosure by your financial adviser's firm as to compensation received.

                                       36

                            The American Funds Tax-Exempt Series I / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

   -- more than $75,000;

   -- made payable to someone other than the registered shareholder(s); or

   -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

                                       37

The American Funds Tax-Exempt Series I / Prospectus


TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       38

                            The American Funds Tax-Exempt Series I / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the fund or American
Funds Service Company.

Capital gains, if any, are usually distributed in November. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. Moreover, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund's distributions of net long-term capital gains are taxable as long-term capital gains.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from state (Maryland or Virginia) income tax will also be exempt from such respective state and local income taxes. To the extent the fund's dividends are derived from interest on debt obligations not exempt from Maryland or Virginia income tax, such dividends will be subject to such respective state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

                                       39

The American Funds Tax-Exempt Series I / Prospectus


TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

SHAREHOLDER FEES

Fees borne directly by a fund normally have the effect of reducing a shareholder's taxable income on distributions. By contrast, fees paid directly to advisers by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder's adjusted gross income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       40

                            The American Funds Tax-Exempt Series I / Prospectus

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers from Capital Research and Management Company and
Washington Management Corporation. For more information about these waivers, see the statement of additional information and the fund's annual report. The information in the Financial Highlights tables has been audited by
PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

THE MARYLAND FUND

                                   INCOME (LOSS) FROM INVESTMENT OPERATIONS/1/           DIVIDENDS AND DISTRIBUTIONS
                                                   Net (losses)
                                                      gains
                                                  on securities
                       Net asset                      (both                       Dividends                       Total
                        value,         Net           realized       Total from    (from net   Distributions     dividends
                       beginning   investment          and          investment    investment      (from            and
                        of year      income        unrealized)      operations     income)    capital gains)  distributions
-----------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009   $   xx        $ xx            $  xx           $  xx         $  xx          $xx           $  xx
 Year ended 7/31/2008    15.76         .61             (.60)            .01          (.61)          --            (.61)
 Year ended 7/31/2007    15.87         .62             (.11)            .51          (.62)          --            (.62)
 Year ended 7/31/2006    16.13         .62             (.26)            .36          (.62)          --            (.62)
 Year ended 7/31/2005    15.94         .62              .19             .81          (.62)          --            (.62)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009   $   xx        $ xx            $  xx           $  xx         $  xx          $xx           $  xx
 Year ended 7/31/2008    15.76         .50             (.60)           (.10)         (.50)          --            (.50)
 Year ended 7/31/2007    15.87         .51             (.11)            .40          (.51)          --            (.51)
 Year ended 7/31/2006    16.13         .50             (.26)            .24          (.50)          --            (.50)
 Year ended 7/31/2005    15.94         .50              .19             .69          (.50)          --            (.50)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009       xx          xx               xx              xx            xx           xx              xx
 Year ended 7/31/2008    15.76         .49             (.60)           (.11)         (.49)          --            (.49)
 Year ended 7/31/2007    15.87         .50             (.11)            .39          (.50)          --            (.50)
 Year ended 7/31/2006    16.13         .49             (.26)            .23          (.49)          --            (.49)
 Year ended 7/31/2005    15.94         .48              .19             .67          (.48)          --            (.48)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009       xx          xx               xx              xx            xx           xx              xx
 Year ended 7/31/2008    15.76         .60             (.60)             --/4/       (.60)          --            (.60)
 Year ended 7/31/2007    15.87         .61             (.11)            .50          (.61)          --            (.61)
 Year ended 7/31/2006    16.13         .61             (.26)            .35          (.61)          --            (.61)
 Year ended 7/31/2005    15.94         .60              .19             .79          (.60)          --            (.60)
-----------------------------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009       xx          xx               xx              xx            xx           xx              xx

                                                                 Ratio of     Ratio of
                                                                 expenses     expenses
                                                                 to average  to average     Ratio of
                        Net asset                 Net assets,   net assets   net assets    net income
                         value,        Total      end of year     before       after       to average
                       end of year return/2/,/3/ (in millions)    waivers    waivers/3/   net assets/3/
--------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009    $   xx         xx%          $ xx            xx%          xx%           xx%
 Year ended 7/31/2008     15.16         .09           267           .69          .65          3.97
 Year ended 7/31/2007     15.76        3.26           233           .70          .66          3.91
 Year ended 7/31/2006     15.87        2.27           197           .72          .69          3.86
 Year ended 7/31/2005     16.13        5.12           171           .71          .69          3.84
--------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009    $   xx          xx%         $ xx            xx%          xx%           xx%
 Year ended 7/31/2008     15.16        (.65)           13          1.44         1.41          3.23
 Year ended 7/31/2007     15.76        2.50            16          1.45         1.42          3.17
 Year ended 7/31/2006     15.87        1.52            18          1.48         1.44          3.12
 Year ended 7/31/2005     16.13        4.35            18          1.47         1.44          3.09
--------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009        xx          xx            xx            xx           xx            xx
 Year ended 7/31/2008     15.16        (.69)           30          1.49         1.45          3.17
 Year ended 7/31/2007     15.76        2.44            28          1.51         1.47          3.10
 Year ended 7/31/2006     15.87        1.46            25          1.53         1.49          3.06
 Year ended 7/31/2005     16.13        4.22            23          1.59         1.56          2.97
--------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009        xx          xx            xx            xx           xx            xx
 Year ended 7/31/2008     15.16         .02            20           .76          .72          3.89
 Year ended 7/31/2007     15.76        3.17            14           .78          .74          3.82
 Year ended 7/31/2006     15.87        2.19             9           .80          .77          3.77
 Year ended 7/31/2005     16.13        4.98             6           .84          .82          3.72
--------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009        xx          xx            xx            xx           xx            xx

                                       41

The American Funds Tax-Exempt Series I / Prospectus


                                                     YEAR ENDED JULY 31
                           2009         2008         2007         2006          2005
-----------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        xx%          5%           9%           5%            5%
OF SHARES

1   Based on average shares outstanding.
2   Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3   This column reflects the impact, if any, of certain waivers from Capital
    Research and Management Company and Washington Management Corporation. During
    some of the years shown, Capital Research and Management Company and Washington
    Management Corporation reduced fees for investment advisory services and business management services.
4   Amount less than $.01.

                                       42

                            The American Funds Tax-Exempt Series I / Prospectus


THE VIRGINIA FUND

                                   INCOME FROM INVESTMENT OPERATIONS/1/           DIVIDENDS AND DISTRIBUTIONS
                                               Net (losses)
                                                 gains on
                                                 securities
                       Net asset                   (both                   Dividends                       Total
                        value,        Net        realized     Total from   (from net   Distributions     dividends     Net asset
                       beginning  investment        and       investment   investment      (from            and         value,
                        of year     income      unrealized)   operations    income)    capital gains)  distributions  end of year
-----------------------------------------------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009   $   xx       $ xx         $  xx          $ xx        $  xx          $xx           $  xx         $   xx
 Year ended 7/31/2008    16.30        .62          (.40)          .22         (.62)          --            (.62)         15.90
 Year ended 7/31/2007    16.35        .62          (.05)          .57         (.62)          --            (.62)         16.30
 Year ended 7/31/2006    16.63        .61          (.28)          .33         (.61)          --            (.61)         16.35
 Year ended 7/31/2005    16.48        .61           .14           .75         (.60)          --            (.60)         16.63
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009       xx         xx            xx            xx           xx           xx              xx             xx
 Year ended 7/31/2008    16.30        .50          (.40)          .10         (.50)          --            (.50)         15.90
 Year ended 7/31/2007    16.35        .50          (.05)          .45         (.50)          --            (.50)         16.30
 Year ended 7/31/2006    16.63        .49          (.28)          .21         (.49)          --            (.49)         16.35
 Year ended 7/31/2005    16.48        .49           .14           .63         (.48)          --            (.48)         16.63
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009       xx         xx            xx            xx           xx           xx              xx             xx
 Year ended 7/31/2008    16.30        .49          (.40)          .09         (.49)          --            (.49)         15.90
 Year ended 7/31/2007    16.35        .49          (.05)          .44         (.49)          --            (.49)         16.30
 Year ended 7/31/2006    16.63        .48          (.28)          .20         (.48)          --            (.48)         16.35
 Year ended 7/31/2005    16.48        .47           .14           .61         (.46)          --            (.46)         16.63
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009       xx         xx            xx            xx           xx           xx              xx             xx
 Year ended 7/31/2008    16.30        .61          (.40)          .21         (.61)          --            (.61)         15.90
 Year ended 7/31/2007    16.35        .61          (.05)          .56         (.61)          --            (.61)         16.30
 Year ended 7/31/2006    16.63        .60          (.28)          .32         (.60)          --            (.60)         16.35
 Year ended 7/31/2005    16.48        .59           .14           .73         (.58)          --            (.58)         16.63
-----------------------------------------------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009       xx         xx            xx            xx           xx           xx              xx             xx

                                                    Ratio of     Ratio of
                                                    expenses     expenses
                                                    to average   to average     Ratio of
                                     Net assets,   net assets   net assets     net income
                          Total      end of year     before        after       to average
                      return/2/,/3/ (in millions)    waivers    waivers/3/    net assets/3/
--------------------------------------------------------------------------------------------

 CLASS A:
 Year ended 7/31/2009      xx%          $ xx            xx%          xx%            xx%
 Year ended 7/31/2008     1.36           296           .68          .64           3.84
 Year ended 7/31/2007     3.51           264           .69          .65           3.77
 Year ended 7/31/2006     2.03           228           .71          .67           3.70
 Year ended 7/31/2005     4.59           210           .69          .67           3.62
--------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2009       xx            xx            xx           xx             xx
 Year ended 7/31/2008      .62            10          1.43         1.40           3.10
 Year ended 7/31/2007     2.75            12          1.45         1.41           3.02
 Year ended 7/31/2006     1.28            13          1.46         1.42           2.95
 Year ended 7/31/2005     3.82            13          1.45         1.43           2.87
--------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2009       xx            xx            xx           xx             xx
 Year ended 7/31/2008      .57            22          1.48         1.44           3.03
 Year ended 7/31/2007     2.69            17          1.50         1.46           2.96
 Year ended 7/31/2006     1.23            15          1.51         1.47           2.90
 Year ended 7/31/2005     3.70            16          1.57         1.55           2.75
--------------------------------------------------------------------------------------------
 CLASS F-1:
 Year ended 7/31/2009       xx            xx            xx           xx             xx
 Year ended 7/31/2008     1.29            27           .75          .71           3.75
 Year ended 7/31/2007     3.43            17           .77          .73           3.69
 Year ended 7/31/2006     1.96            13           .78          .74           3.62
 Year ended 7/31/2005     4.46             9           .82          .80           3.50
--------------------------------------------------------------------------------------------
 CLASS F-2:
 Year ended 7/31/2009       xx            xx            xx           xx             xx

                                        43

The American Funds Tax-Exempt Series I / Prospectus


                                                  YEAR ENDED JULY 31
                           2009        2008        2007        2006         2005
------------------------------------------------------------------------------------

PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       xx%          8%         11%          4%          13%
OF SHARES

1   Based on average shares outstanding.
2   Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3   This column reflects the impact, if any, of certain waivers from Capital
    Research and Management Company and Washington Management Corporation. During
    some of the years shown, Capital Research and Management Company and Washington
    Management Corporation reduced fees for investment advisory services and business management services.

                                       44

                            The American Funds Tax-Exempt Series I / Prospectus


[Logo - American Funds/(R)/  ]                 The right choice for the long term/(R)/

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                           800/421-0180

 FOR RETIREMENT PLAN SERVICES              Call your employer or plan administrator

 FOR 24-HOUR INFORMATION                   American FundsLine
                                           800/325-3590
                                           americanfunds.com

 Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to
 American Funds on the telephone, you consent to such monitoring and recording.
-----------------------------------------------------------------------------------

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund's investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund's business manager, the fund's investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington,
D.C. (202/551-8090) or on the EDGAR database on the SEC's website at sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F Street, NE, Washington,
D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the fund at 1101 Vermont Avenue, NW,
Washington, D.C. 20005.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling 202/371-8300.

                                                                                       Investment Company File No. 811-4653
                                                                                 MFGEPR-970-1009P Litho in USA CGD/RRD/8019
----------------------------------------------------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management    Capital International     Capital Guardian     Capital Bank and Trust

THE AMERICAN FUNDS TAX-EXEMPT SERIES I PART C: OTHER INFORMATION
Item 23.	Exhibits
(a)(1)	Declaration of Trust dated April 24, 1986. Previously filed.
(a)(2)
Establishment and Designation of Additional Classes of Shares (Class A and B Shares) dated December 16, 1999.  Previously filed.  (See P/E Amendment No. 18 filed March 9, 2000 (Accession No. 0000792953-00-000002.))

(a)(3)
Establishment and Designation of Additional Classes of Shares (Class C and F Shares) dated December 21, 2000.  Previously filed.  (See P/E Amendment No. 20 filed March 9, 2001 (Accession No. 0000792953-01-000001.))

(a)(4)
Establishment and Designation of Additional Class of Shares (Class R-5 Shares) dated July 11, 2002.  Previously filed.  (See P/E Amendment No. 22 filed July 15, 2002 (Accession No. 0000792953-02-000005.))

(a)(5)
Redesignation of Shares (Class F Shares) and Establishment and Designation of Additional Class of Shares (Class F-2 Shares) dated June 20, 2008.  Previously filed.  (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))

(b)	By-Laws as amended June 18, 2009. Filed herewith.
(c)	Form of share certificate. Previously filed. (See P/E Amendment No. 20 filed March 9, 2001 (Accession No. 0000792953-01-000001.))
(d)	Investment Advisory Agreement. Previously filed. (See P/E Amendment No. 12 filed November 7, 1996 (Accession No. 0000792953-96-000006.))
(e)(1)	Amended and Restated Principal Underwriting Agreement dated July 30, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(e)(2) (e)(3) (e)(4) (e)(5) (e)(6) (e)(7) (e)(8)
Form of Institutional Selling Group Agreement.  Previously filed.  (See P/E Amendment No. 25 filed September 30, 2005 (Accession No. 0000792953-05-000010.))
Form of Amendment to Selling Group Agreement dated October 1, 2008.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Amendment to Institutional Selling Group Agreement dated October 1, 2008.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Participation Agreement.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Amendment to Participation Agreement dated August 1, 2008.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Bank-Trust Participation Agreement.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))
Form of Amendment to Bank-Trust Participation Agreement dated August 1, 2008.  Previously filed.  (See P/E Amendment No. 31 filed September 30, 2008 (Accession No. 0000792953-08-000038.))

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan amended January 1, 2005. Previously filed. (See P/E Amendment No. 28 filed September 28, 2007 (Accession No. 0000104865-07-000046.))
(g)	Form of Custodian Agreement dated December 21, 2006. Previously filed. (See P/E Amendment No. 28 filed September 28, 2007 (Accession No. 0000104865-07-000046.))
(h)(1)	Amended and Restated Administrative Services Agreement dated July 30, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(h)(2)	Form of Amended and Restated Shareholder Service Agreement. Previously filed. (See P/E Amendment No. 23 filed September 29, 2004 (Accession No. 0000792953-04-000015.)).
(h)(3)	Amended and Restated Business Management Agreement dated August 1, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(h)(4)	Form of Amendment to Shareholder Service Agreement dated November 1, 2006. Previously filed. (See P/E Amendment No. 28 filed September 28, 2007 (Accession No. 0000104865-07-000046.))
(i)(1)	Legal Opinion for Class A Shares. Previously filed.
(i)(2)	Legal Opinion for Class B Shares. Previously filed. (See P/E Amendment No. 18 filed March 9, 2000 (Accession No. 0000792953-00-000002.))
(i)(3)	Legal Opinion for Class C and F Shares. Previously filed. (See P/E Amendment No. 20 filed March 9, 2001 (Accession No. 0000792953-01-000001.))
(i)(4)	Legal Opinion for Class R-5 Shares. Previously filed. (See P/E Amendment No. 22 filed July 15, 2002 (Accession No. 0000792953-02-000005.))
(i)(5)	Legal Opinion for Class F-2 Shares. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(j)	Consent of Independent Registered Public Accounting Firm. To be filed by Amendment.
(k)	Not applicable.
(l)	Initial Capital Agreements. Previously filed. (See P/E Amendment No. 12 filed November 7, 1996 (Accession No. 0000792953-96-000006.))
(m)	Amendment to Plans of Distribution (Class F Shares) dated July 30, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(n)	Amended and Restated Multiple Class Plan dated July 30, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(p)(1)	Code of Ethics for The Capital Group Companies dated June 2009. Filed herewith.
(p)(2)	Code of Ethics for Washington Management Corporation dated June 1, 2008. Previously filed. (See P/E Amendment No. 30 filed on June 30, 2008 (Accession No. 0000792953-08-000023.))
(p)(3)	Code of Ethics for the Registrant dated April 2007. Previously filed. (See P/E Amendment No. 28 filed September 28, 2007 (Accession No. 0000104865-07-000046.))

Item 24.                        Persons Controlled by or Under Common Control with the Registrant

There are no persons controlled by or under common control with the Fund.

Item 25.  Indemnification

Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy which insures its officers and trustees against certain liabilities.

Article VI of the Trust's By-Laws states:

(a)       The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

  (b)                                The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c)       To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d)       Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b).  Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

(e)       Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

(f)       Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(g)        Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

(h)        Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(i)        The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article.  Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.  Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.  Such determination must be made by disinterested Trustees or independent legal counsel.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

None.

Item 27.  Principal Underwriter

(a)  American  Funds  Distributors, Inc. is the Principal Underwriter of   shares  of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Money Market Fund, American Funds Target Date Retirement Series, Inc., The  American  Funds  Tax-Exempt Series I, The American Funds Tax-Exempt Series  II,  American  High-Income  Municipal  Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc.,  Capital  Income  Builder,  Inc.,  Capital  World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America,  Endowments,  EuroPacific  Growth  Fund, Fundamental Investors,  Inc.,  The  Income  Fund  of  America,  Inc.,  Intermediate Bond Fund of America,  International  Growth  and  Income  Fund, Inc., The Investment Company  of  America,  Limited Term Tax-Exempt Bond Fund of America, The
 New  Economy  Fund,  New  Perspective  Fund, Inc., New World Fund, Inc., Short-Term  Bond  Fund  of America, Inc., SMALLCAP World Fund, Inc., TheTax-Exempt  Bond  Fund  of  America,  Inc., The Tax-Exempt Money Fund of America,  The  U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(b)	The directors and officers of American Funds Distributors, Inc. are set forth below.

(1)	(2)	(3)
NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER	POSITIONS AND OFFICES WITH REGISTRANT
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
LAO	Brendan T. Mahoney	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Stephen A. Malbasa	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	None
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Director, Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	William R. Yost	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105

(c)             Not applicable.

Item 28.                        Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a)(1) and 31(a)(2) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained, in whole or in part, at the offices of:

NAME	ADDRESS
Washington Management Corporation (business manager)	1101 Vermont Avenue, N.W., Washington, DC 20005
Capital Research and Management Company (investment adviser)	333 South Hope Street, Los Angeles, California 90071
Capital Research and Management Company (fund accounting dept.)	5300 Robin Hood Road, Norfolk, VA 23513
American Funds Service Company (transfer agent)
6455 Irvine Center Drive, Irvine, CA 92618
8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240
10001 North 92nd Street, Suite 100, Scottsdale, AZ 85258
3500 Wiseman Boulevard, San Antonio, TX 78251
5300 Robin Hood Road, Norfolk, VA 23513

JPMorgan Chase Bank, N.A. (custodian)	270 Park Avenue, New York, NY 10017-2070

Item 29.  Management Services

None.

Item 30.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, The American Funds Tax-Exempt Series I, has duly caused this Post-Effective Amendment No. 32 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington and District of Columbia on the 17th day of July, 2009.

The American Funds Tax-Exempt Series I

By:	/s/Jeffrey L. Steele Jeffrey L. Steele President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on July 17, 2009.

J. Knox Singleton* J. Knox Singleton	James C. Miller III* James C. Miller III
Trustee and Chairman of the Board	Trustee

James H. Lemon, Jr.* James H. Lemon, Jr.	Katherine D. Ortega* Katherine D. Ortega
Trustee and Vice Chairman of the Board	Trustee

Barbara Hackman Franklin* Barbara Hackman Franklin	/s/Jeffrey L. Steele Jeffrey L. Steele
Trustee	President and Trustee

R. Clark Hooper* R. Clark Hooper
Trustee

By /s/Michael W. Stockton Michael W. Stockton	By /s/Jeffrey L. Steele Jeffrey L. Steele
Vice President, Treasurer, Chief Financial Officer and Assistant Secretary	President

*By /s/Michael W. Stockton Michael W. Stockton
Attorney-in-fact

POWER OF ATTORNEY

The undersigned trustees of The American Funds Tax-Exempt Series I, a Massachusetts business trust, do hereby constitute and appoint Michael W. Stockton, Ashley L. Shaw, Jennifer L. Butler and Stephanie L. Pfromer, or any of them to act as attorneys-in-fact for and in his or her name, place and stead (1) to sign his or her name as a trustee of said Trust to any and all amendments to the Registration Statement of The American Funds Tax-Exempt Series I, File No. 33-5270 under the Securities Act of 1933 as amended, or the Investment Company Act of 1940, as amended, File No. 811-4653, said amendments to be filed with the Securities and Exchange Commission, and to any and all reports, applications or renewal of applications required by any State in the United States of America in which this Trust offers shares, and (2) to deliver any and all such amendments to such Registration Statement, so signed, for filing with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 as amended, or the Investment Company Act of 1940, as amended, granting to said attorneys-in-fact, and each of them, full power and authority to do and perform every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as the undersigned might or could do if personally present, hereby ratifying and approving the acts of said attorneys-in-fact.

EXECUTED at Washington, D.C., this 21st day of December, 2007.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

/s/ James C. Miller III
    James C. Miller III

/s/ Barbara H. Franklin       /s/ Katherine D. Ortega
    Barbara H. Franklin              Katherine D. Ortega

/s/ R. Clark Hooper           /s/ Jeffrey L. Steele
     R. Clark Hooper                 Jeffrey L. Steele

/s/ James H. Lemon, Jr.  /s/ J. Knox Singleton
    James H. Lemon, Jr.        J. Knox Singleton

EXHIBIT INDEX

EXHIBIT NO.                                        EXHIBIT DESCRIPTION

(b)	By-Laws as amended June 18, 2009
(p)(1)	Code of Ethics for The Capital Group Companies dated June 2009